Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and the financial performance of our company.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3), (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (6)	Net Loss (in thousands)
2024	$4,912,011	$3,970,565	$1,872,208	$1,261,216	$65	$(95,881)
2023	$3,759,723	$5,656,943	$2,091,817	$2,355,922	$303	$(54,698)
2022	$2,195,542	$2,506,972	$876,409	$656,826	$125	$(38,150)

(1)	Reflects the total compensation reported for Mr. Pauls, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
Reflects the “compensation actually paid” to Mr. Pauls, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pauls during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Pauls’ total compensation as reported in the Summary Compensation Table to determine the “compensation actually paid”:

Year	Summary Compensation Table Total	Deductions for Reported Grant Date Fair Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid
2024	$4,912,011	$(3,933,011)	$2,991,565	$3,970,565
2023	$3,759,723	$(2,789,723)	$4,686,943	$5,656,943
2022	$2,195,542	$(1,301,005)	$1,612,435	$2,506,972

(A)	Reflects the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation)	Total Equity Award Adjustments
2024	$3,821,011	$1,171,337	—	$(59,711)	—	—	$2,991,565
2023	$3,689,446	$1,100,239	—	$(102,741)	—	—	$4,686,943
2022	$1,343,676	$239,841	—	$28,919	—	—	$1,612,435

(3)	The NEOs included for purposes of calculating the average amounts in each applicable year are:
2024: Mr. Lutz and Mr. Lowrance
2023: Mr. Lutz and Mr. Lowrance
2022: Dr. Pratt and Mr. Lowrance
(4)	Reflects the total compensation reported for the average of the amounts reported for our NEOs as a group (excluding Mr. Pauls) in the “Total” column of the Summary Compensation Table.
(5)
Reflects the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Pauls), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Pauls) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Pauls) total compensation as reported in the Summary Compensation Table to determine the “compensation actually paid,” using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions for Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (A)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,872,208	$(1,199,337)	$588,345	$1,261,216
2023	$2,091,817	$(1,396,343)	$1,660,447	$2,355,922
2022	$876,409	$(523,589)	$304,006	$656,826

(A)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation)	Total Average Equity Award Adjustments
2024	$1,171,337	$(202,279)	—	$(380,714)	—	—	$588,345
2023	$1,833,235	$170,259	—	$(343,046)	—	—	$1,660,447
2022	$556,797	$33,719	—	$(286,510)	—	—	$304,006

(6)
Total shareholder return is calculated by dividing the sum of the amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022, 2023 or 2024.

Named Executive Officers, Footnote
(3)	The NEOs included for purposes of calculating the average amounts in each applicable year are:
2024: Mr. Lutz and Mr. Lowrance
2023: Mr. Lutz and Mr. Lowrance
2022: Dr. Pratt and Mr. Lowrance
(4)	Reflects the total compensation reported for the average of the amounts reported for our NEOs as a group (excluding Mr. Pauls) in the “Total” column of the Summary Compensation Table.

PEO Total Compensation Amount	$ 4,912,011	$ 3,759,723	$ 2,195,542
PEO Actually Paid Compensation Amount	$ 3,970,565	5,656,943	2,506,972
Adjustment To PEO Compensation, Footnote
(2)
Reflects the “compensation actually paid” to Mr. Pauls, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pauls during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Pauls’ total compensation as reported in the Summary Compensation Table to determine the “compensation actually paid”:

Year	Summary Compensation Table Total	Deductions for Reported Grant Date Fair Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid
2024	$4,912,011	$(3,933,011)	$2,991,565	$3,970,565
2023	$3,759,723	$(2,789,723)	$4,686,943	$5,656,943
2022	$2,195,542	$(1,301,005)	$1,612,435	$2,506,972

(A)	Reflects the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation)	Total Equity Award Adjustments
2024	$3,821,011	$1,171,337	—	$(59,711)	—	—	$2,991,565
2023	$3,689,446	$1,100,239	—	$(102,741)	—	—	$4,686,943
2022	$1,343,676	$239,841	—	$28,919	—	—	$1,612,435

Non-PEO NEO Average Total Compensation Amount	$ 1,872,208	2,091,817	876,409
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,261,216	2,355,922	656,826
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Reflects the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Pauls), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Pauls) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Pauls) total compensation as reported in the Summary Compensation Table to determine the “compensation actually paid,” using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions for Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (A)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,872,208	$(1,199,337)	$588,345	$1,261,216
2023	$2,091,817	$(1,396,343)	$1,660,447	$2,355,922
2022	$876,409	$(523,589)	$304,006	$656,826

(A)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation)	Total Average Equity Award Adjustments
2024	$1,171,337	$(202,279)	—	$(380,714)	—	—	$588,345
2023	$1,833,235	$170,259	—	$(343,046)	—	—	$1,660,447
2022	$556,797	$33,719	—	$(286,510)	—	—	$304,006

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 65	303	125
Net Income (Loss)	$ (95,881,000)	$ (54,698,000)	$ (38,150,000)
PEO Name	Mr. Pauls	Mr. Pauls	Mr. Pauls
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,933,011)	$ (2,789,723)	$ (1,301,005)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,991,565	4,686,943	1,612,435
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,821,011	3,689,446	1,343,676
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,171,337	1,100,239	239,841
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,711)	(102,741)	28,919
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,199,337)	(1,396,343)	(523,589)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,345	1,660,447	304,006
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,171,337	1,833,235	556,797
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,279)	170,259	33,719
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,714)	(343,046)	(286,510)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0